SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Year end | CAD : USD
Exchange rate to USD	0.8964	0.9705	1.017
Year end | RMB : USD
Exchange rate to USD	0.1625	0.1626
Average Yearly | CAD : USD
Exchange rate to USD	0.9239	0.8747	0.9928
Average Yearly | RMB : USD
Exchange rate to USD	0.1629	0.1616